Accounting Policies - Summary of Foreign Currency Translation (Detail) - Rate	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Brazilian Real [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Brazilian Real
Average foreign exchange rate	5.1568	3.9423	3.6482
Year-end foreign exchange rate	5.1941	4.0197	3.8812
Canadian Dollar [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Canadian Dollar
Average foreign exchange rate	1.3412	1.3269	1.2950
Year-end foreign exchange rate	1.2751	1.2994	1.3629
Chinese Renminbi [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Chinese Renminbi
Average foreign exchange rate	6.9010	6.9098	6.6114
Year-end foreign exchange rate	6.5404	6.9615	6.8778
Danish krone [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Danish Krone
Average foreign exchange rate	6.5388	6.6691	6.3109
Year-end foreign exchange rate	6.0650	6.6508	6.5217
Euro [Member]
Disclosure of exchange rates [line items]
Description of exchange rate	Euro
Average foreign exchange rate	0.8771	0.8933	0.8467
Year-end foreign exchange rate	0.8151	0.8902	0.8734
Hungarian Forint [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Hungarian Forint
Average foreign exchange rate	307.9331	290.5732	270.0167
Year-end foreign exchange rate	296.8600	294.2229	280.3319
Indian Rupee [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Indian Rupee
Average foreign exchange rate	74.1177	70.4208	68.3600
Year-end foreign exchange rate	73.0706	71.3788	69.6330
Philippine Peso [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Philippine Peso
Average foreign exchange rate	49.6071	51.7955	52.6758
Year-end foreign exchange rate	48.0300	50.6498	52.5004
Polish Zloty [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Polish Zloty
Average foreign exchange rate	3.8971	3.8389	3.6084
Year-end foreign exchange rate	3.7166	3.7892	3.7567
Pound Sterling [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Pound Sterling
Average foreign exchange rate	0.7798	0.7841	0.7491
Year-end foreign exchange rate	0.7320	0.7573	0.7812
Romanian Leu [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Romanian Leu
Average foreign exchange rate	4.2432	4.2388	3.9407
Year-end foreign exchange rate	3.9683	4.2576	4.0729
Serbian Dinar [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Serbian Dinar
Average foreign exchange rate	103.1510	105.2592	100.1102
Year-end foreign exchange rate	95.8751	104.8813	103.3325
Swiss Franc [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Swiss Franc
Average foreign exchange rate	0.9387	0.9937	0.9780
Year-end foreign exchange rate	0.8806	0.9662	0.9842
Ukrainian Hryvnia [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Ukrainian Hryvnia
Average foreign exchange rate	26.9857	25.8045	27.1793
Year-end foreign exchange rate	28.3242	23.8007	27.6769